GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Going Concern [Line Items]
Net loss	$ (3,562,067)	$ (345,479)	$ (4,400,961)	$ (1,128,779)	$ (3,412,754)	$ (829,564)
Net Cash Used In Operating Activities			1,488,222	$ 271,996	1,426,479	226,442
Stockholders Equity	(3,355,864)		(3,355,864)		(3,053,516)	(1,408,314)	$ (792,476)
Working Capital Deficit	3,361,141		3,361,141		3,058,694
Retained Earnings (Accumulated Deficit)	$ (25,366,632)		$ (25,366,632)		$ (20,965,671)	$ (17,552,917)